[LETTERHEAD OF BALLARD SPAHR ANDREWS & INGERSOLL]



                                                              November 17, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

                  Re:      The PBHG Funds, Inc.
                           Post-Effective Amendment No. 32
                           -------------------------------

Dear Sir or Madam:

                  Filed herewith electronically via EDGAR is Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of The PBHG Funds, Inc. The Amendment is being filed to fulfill an undertaking to update financial statements with respect to the PBHG Mid-Cap Value and PBHG Small Cap Value Funds.

                  Please call me at (215) 864-8202 if you have any questions.



                                                     Sincerely,

                                                     /s/ Edward T. Searle
                                                     -----------------------
                                                         Edward T. Searle

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
NOVEMBER 17, 1997.

                        1933 ACT REGISTRATION NO. 2-99810
                       1940 ACT REGISTRATION NO. 811-4391

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 32

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 30

                              THE PBHG FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 32 SOUTH STREET
                            BALTIMORE, MARYLAND 21202
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 443-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               1255 DRUMMERS LANE
                                    SUITE 300
                         WAYNE, PENNSYLVANIA 19087-1590
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

        JOHN M. ZERR, ESQ.                 WILLIAM H. RHEINER, ESQ.BALLARD SPAHR
PILGRIM BAXTER & ASSOCIATES, LTD.                   ANDREWS & INGERSOLL
         GENERAL COUNSEL                        1735 MARKET STREET, 51ST FLOOR
  1255 DRUMMERS LANE, SUITE 300            PHILADELPHIA, PENNSYLVANIA 19103-7599
  WAYNE, PENNSYLVANIA 19087-1590                      (215) 864-8600
         (610) 341-9000

It is proposed that this filing will become effective:

  X
----- immediately upon filing pursuant to paragraph (b)
----- on [date] pursuant to paragraph (b)
----- 60 days after filing pursuant to paragraph (a)
----- on [date] pursuant to paragraph (a) of Rule 485
----- 75 days after filing pursuant to paragraph (a)

If appropriate, check the following box:

----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock

                              THE PBHG FUNDS, INC.

                       Contents of Registration Statement

This registration statement consists of the following:

Cover Sheet
Contents of Registration Statement
Cross Reference Sheet
Part A - Incorporated by Reference and Supplement to Prospectus
Part B - Incorporated by Reference and Financial Statements
Part C - Other Information
Signature Page
Powers of Attorney
Exhibits

                              THE PBHG FUNDS, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)



PART A.       Item No. and Captions                                   Caption in Prospectus

1.            Cover Page                                              Cover Page

2.            Synopsis                                                Summary

3.            Condensed Financial Information                         Expense Summary; Financial Highlights;
                                                                      Supplement to Prospectus

4.            General Description of Registrant                       The Fund and the Portfolios; Investment
                                                                      Objectives and Policies; General Investment
                                                                      Policies and Strategies; Risk Factors; Investment
                                                                      Limitations; General Information - The Fund

5.            Management of the Fund                                  General Information - Directors of the Fund;
                                                                      General Information - The Adviser and
                                                                      Sub-Advisers; General Information - The
                                                                      Administrator and Sub-Administrator; General
                                                                      Information - The Transfer Agent and Sub
                                                                      Transfer Agents; General Information - The
                                                                      Distributor

6.            Capital Stock and Other Securities                      General Information - Voting Rights;
                                                                      General Information - Dividends and
                                                                      Distributions; Taxes

7.            Purchase of Securities Being Offered                    How to Purchase Fund Shares; How to Redeem
                                                                      Fund Shares; Determination of Net Asset Value

8.            Redemption or Repurchase                                How to Purchase Fund Shares; How to Redeem
                                                                      Fund Shares; Determination of Net Asset Value

9.            Pending Legal Proceedings                               Not Applicable

PART B.       Item No. and Captions                                   Caption in Statement of Additional Information

10.           Cover Page                                              Cover Page

11.           Table of Contents                                       Table of Contents

12.           General Information and History                         The Fund

13.           Investment Objectives and Policies                      Description of Permitted Investments;
                                                                      Investment Limitations; Description of Shares

14.           Management of the Registrant                            Directors and Officers of the Fund; The
                                                                      Administrator

15.           Control Persons and Principal Holders of Securities     Directors and Officers of the Fund; 5% and
                                                                      25% Shareholders

16.           Investment Advisory and Other Services                  The Adviser and Sub-Advisers; The
                                                                      Administrator and Sub-Administrator; The
                                                                      Distributor

17.           Brokerage Allocation                                    Portfolio Transactions

18.           Capital Stock and Other Securities                      Description of Shares

19.           Purchase, Redemption, and Pricing of Securities         Purchase and Redemption of Shares;
              Being Offered                                           Determination of Net Asset Value

20.           Tax Status                                              Taxes

21.           Underwriters                                            The Distributor

22.           Calculation of Yield Quotations                         Computation of Yield; Calculation of Total
                                                                      Return
23.           Financial Statements                                    Financial Statements

Part C. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                     PART A

In addition to the Supplement set forth herein, pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A of this Registration Statement is incorporated by reference to the Prospectus dated June 30, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission (the "Commission") on July 10, 1997.

                              THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED NOVEMBER 17, 1997
        TO THE PROSPECTUS FOR THE PBHG CLASS SHARES DATED JUNE 30, 1997,

This Supplement updates certain information contained in the above-dated Prospectus with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund.

The Financial Highlights table set forth in this Supplement with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund should be considered to be included in the table presented on pages 6 and 7 of the Prospectus.

You may obtain copies of the Prospectus free of charge, by calling
1-800-433-0051.

For the period ended September 30, 1997
Financial Highlights
For a Share Outstanding Throughout the Period

                                                                                                               The PBHG Funds, Inc.
                                                                                                                          Unaudited

                Net                                                                                  Net                    Net
               Asset                          Realized and       Distributions     Distributions    Asset                  Assets
               Value            Net            Unrealized           from Net           from         Value                   End
             Beginning       Investment      Gains or Losses       Investment         Capital        End       Total     of Period
             of Period      Income (Loss)     on Securities          Income            Gains      of Period    Return      (000)
             ---------      -------------    ---------------     -------------     -------------  ---------    ------    ---------

-------------------------
PBHG Mid-Cap Value Fund
-------------------------
  1997(1)     $10.00            --                $4.30                --                --         $14.30     43.00%     $29,769

-------------------------
PBHG Small Cap Value Fund
-------------------------
  1997(1)     $10.00            --                $4.55                --                --         $14.55     45.50%     $59,236







                                                                                          Ratio
                                                                          Ratio           of Net
                                                         Ratio         of Expenses     Income (Loss)
                                        Ratio            of Net        to Average       to Average
                                     of Expenses     Income (Loss)     Net Assets       Net Assets         Portfolio      Average
                                     to Average       to Average       (Excluding       (Excluding          Turnover     Commission
                                     Net Assets       Net Assets        Waivers)         Waivers)            Rate         Rate(2)

-------------------------
PBHG Mid-Cap Value Fund
-------------------------
                                        1.50%          -(0.10)%           1.52%           -(0.12)%           144.93%      $0.0545

-------------------------
PBHG Small Cap Value Fund
-------------------------
                                        1.50%             0.01%           1.51%            (0.00)%            97.58%      $0.0530





*   Annualized.
    Total returns have not been annualized.
(1) The PBHG Mid-Cap Value and PBHG Small Cap Value Funds commenced operations on May 1, 1997

(2) Average commission rate paid per share for security purchases and sales during the period.

                                     PART B

In addition to the information set forth herein, pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part B of this Registration Statement is incorporated by reference to the Statement of Additional Information dated May 20, 1997, as revised July 21, 1997, as filed in electronic format via EDGAR with the Commission on July 21, 1997.

The financial statements set forth below with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund are added to the Financial Statements section in the Statement of Additional Information.


STATEMENT OF NET ASSETS
As of September 30, 1997
PBHG - MID CAP VALUE
---------------------------------------------------------------------------------------------------------------
                                                                                                      Market
Description                                                                             Shares      Value (000)
---------------------------------------------------------------------------------------------------------------
Common Stocks - 94.4%
BASIC MATERIALS - 11.0%
CHEMICALS & ALLIED PRODUCTS - 1.2%
ARCO CHEMICAL                                                                            7,600             $346
---------------------------------------------------------------------------------------------------------------
                                                                                                            346
---------------------------------------------------------------------------------------------------------------
NON-FERROUS METALS & MINING - 2.4%
COMMONWEALTH INDUSTRIES INCORPORATED                                                    30,000              578
TITANIUM METALS*                                                                         4,000              149
---------------------------------------------------------------------------------------------------------------
                                                                                                            727
---------------------------------------------------------------------------------------------------------------
PAPER - 0.7%
JEFFERSON SMURFIT*                                                                      10,000              200
---------------------------------------------------------------------------------------------------------------
                                                                                                            200
---------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
LUBRIZOL                                                                                10,600              445
---------------------------------------------------------------------------------------------------------------
STEEL - 5.2%
BRITISH STEEL PLC ADR                                                                   13,900              405
NS GROUP*                                                                               27,000              874
OREGON STEEL MILLS                                                                      10,100              274
---------------------------------------------------------------------------------------------------------------
                                                                                                          1,553
---------------------------------------------------------------------------------------------------------------
Total Basic Materials (Cost $3,144)                                                                       3,271
---------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 21.7%
AEROSPACE & EQUIPMENT - 1.6%
AAR                                                                                      4,500              150
PRECISION CASTPARTS                                                                      3,300              215
RMI TITANIUM*                                                                            2,400               60
SUNDSTRAND                                                                                 800               46
---------------------------------------------------------------------------------------------------------------
                                                                                                            471
---------------------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION - 5.3%
CENTEX                                                                                   4,900              286
LAFARGE                                                                                 16,100              519
LONE STAR INDUSTRIES                                                                     6,800              367
U S G*                                                                                   8,500              408
---------------------------------------------------------------------------------------------------------------
                                                                                                          1,580
---------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONIC - 5.7%
AVX                                                                                      1,500               49
ESSEX INTERNATIONAL*                                                                    40,000            1,540
TEKTRONIX                                                                                1,400               94
---------------------------------------------------------------------------------------------------------------
                                                                                                          1,683
---------------------------------------------------------------------------------------------------------------
MACHINERY & INSTRUMENTATION - 7.4%
CHICAGO BRIDGE & IRON-NY SHR                                                             4,200               87
COLTEC INDUSTRIES*                                                                      12,400              268
DENISON INTL PLC-ADR*                                                                   23,000              437
INGERSOLL RAND                                                                          11,500              495
JLK DIRECT DISTRIBUTION, CL A*                                                           5,400              162
MSC INDUSTRIAL DIRECT*                                                                   1,900               87


PARKER-HANNIFIN                                                                          8,850              398
TRINITY INDUSTRIES                                                                       5,800              280
---------------------------------------------------------------------------------------------------------------
                                                                                                          2,214
---------------------------------------------------------------------------------------------------------------
POLLUTION CONTROLS - 1.7%
KENNAMETAL                                                                              10,300              500
---------------------------------------------------------------------------------------------------------------
                                                                                                            500
---------------------------------------------------------------------------------------------------------------
Total Capital Goods (Cost $6,123)                                                                         6,448
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 9.4%
AUTO & RELATED - 1.5%
DANA                                                                                     4,400              217
EATON                                                                                      800               74
INTERNATIONAL TOTAL SERVICES*                                                           10,000              153
---------------------------------------------------------------------------------------------------------------
                                                                                                            444
---------------------------------------------------------------------------------------------------------------
FURNITURE/APPLIANCES - 0.2%
O'SULLIVAN INDUSTRIES HOLDINGS*                                                          5,600               70
---------------------------------------------------------------------------------------------------------------
                                                                                                             70
---------------------------------------------------------------------------------------------------------------
LEISURE TIME - 1.4%
ROYAL CARIBBEAN CRUISES LIMITED                                                          9,400              411
---------------------------------------------------------------------------------------------------------------
                                                                                                            411
---------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.4%
SAFEGUARD SCIENTIFICS*                                                                   3,000               88
SCRIPPS CO E.W., CL A                                                                    3,300              145
WASHINGTON POST, CL B                                                                      400              179
---------------------------------------------------------------------------------------------------------------
                                                                                                            412
---------------------------------------------------------------------------------------------------------------
RETAIL-DEPARTMENT STORES - 1.3%
DILLARDS INCORPORATED, CL A                                                              4,600              202
MEYER (FRED)*                                                                            3,300              176
---------------------------------------------------------------------------------------------------------------
                                                                                                            378
---------------------------------------------------------------------------------------------------------------
RETAIL-SPECIALTY - 1.8%
PROFFITTS*                                                                               1,600               95
ROSS STORES                                                                              4,000              136
TJX COMPANIES                                                                           l0,100              309
---------------------------------------------------------------------------------------------------------------
                                                                                                            540
---------------------------------------------------------------------------------------------------------------
RUBBER - 1.8%
COOPER TIRE AND RUBBER                                                                  19,900              529
---------------------------------------------------------------------------------------------------------------
                                                                                                            529
---------------------------------------------------------------------------------------------------------------
Total Consumer Cyclical (Cost $2,597)                                                                     2,784
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 2.3%
FOOD, HOUSE & PERSONAL PRODUCTS - 1.7%
PILGRIMS PRIDE                                                                          32,000              476
TYSON FOODS                                                                              2,000               47
---------------------------------------------------------------------------------------------------------------
                                                                                                            523
---------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
UNIVERSAL - VIRGINIA                                                                     4,600              167
---------------------------------------------------------------------------------------------------------------
                                                                                                            167
---------------------------------------------------------------------------------------------------------------
Total Consumer Staples (Cost $617)                                                                          690
---------------------------------------------------------------------------------------------------------------
ENERGY - 8.8%
GEOPHYSICAL SERVICE COMPANY - 0.6%
VERITAS DGC*                                                                             4,100              174
---------------------------------------------------------------------------------------------------------------
NATURAL GAS PIPELINES - 0.9%                                                                                174
---------------------------------------------------------------------------------------------------------------


CAL DIVE INTERNATIONAL*                                                                  7,000              261
---------------------------------------------------------------------------------------------------------------
                                                                                                            261
---------------------------------------------------------------------------------------------------------------
OIL & GAS DOMESTIC - 0.3%
MONTERY RESOURCES                                                                        4,700               99
---------------------------------------------------------------------------------------------------------------
                                                                                                             99
---------------------------------------------------------------------------------------------------------------
OIL & GAS PIPELINES - 1.5%
VALERO ENERGY                                                                           13,300              436
---------------------------------------------------------------------------------------------------------------
                                                                                                            436
---------------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 3.3%
BJ SERVICES*                                                                             5,200              386
OFFSHORE LOGISTICS*                                                                     13,000              234
TIDEWATER                                                                                1,800              107
TUBOSCOPE*                                                                               4,000              125
WEATHERFORD ENTERRA*                                                                     2,700              144
---------------------------------------------------------------------------------------------------------------
                                                                                                            996
---------------------------------------------------------------------------------------------------------------
OIL WELL CONTRACT DRILLING - 0.5%
ENSCO INTERNATIONAL                                                                      3,600              142
---------------------------------------------------------------------------------------------------------------
                                                                                                            142
---------------------------------------------------------------------------------------------------------------
OILS-DOMESTIC - 1.7%
OCEAN ENERGY*                                                                            2,500              172
OCEANEERING INTERNATIONAL*                                                               3,900               93
SUN COMPANY                                                                              5,400              237
---------------------------------------------------------------------------------------------------------------
                                                                                                            502
---------------------------------------------------------------------------------------------------------------
Total Energy (Cost $2,121)                                                                                2,610
---------------------------------------------------------------------------------------------------------------
FINANCE - 11.0%
FINANCE-INSURANCE - 4.6%
MID OCEAN LTD                                                                            3,300              209
CMAC INVESTMENT                                                                          5,300              284
LIBERTY FINANCIAL COMPANIES                                                              3,200              168
MERCURY GENERAL                                                                          3,000              262
OLD REPUBLIC INTERNATIONAL                                                               8,500              332
TORCHMARK                                                                                2,900              114
---------------------------------------------------------------------------------------------------------------
                                                                                                          1,369
---------------------------------------------------------------------------------------------------------------
FINANCE-INVESTMENT - 2.5%
AMVESCAP PLC SPONSORED ADR*                                                              2,500              169
ARM FINANCIAL GROUP*                                                                     1,900               45
BEAR STEARNS                                                                               900               40
EDWARDS A G                                                                              2,800              144
GATX                                                                                     4,200              284
MGIC INVESTMENT                                                                          1,300               74
---------------------------------------------------------------------------------------------------------------
                                                                                                            756
---------------------------------------------------------------------------------------------------------------
FINANCE-MONEY CENTER BANKS - 1.6%
BANK PLUS*                                                                               4,000               51
COAST SAVINGS FINANCIAL*                                                                 1,300               68
DIME BANCORP                                                                            16,600              348
---------------------------------------------------------------------------------------------------------------
FINANCE-REGIONAL BANKS - 1.1%                                                                               467
---------------------------------------------------------------------------------------------------------------
AUST & NZ BNKG GRP-SPON ADR*                                                               900               37
FIRST OF AMERICA BANK                                                                      900               48
NATIONAL CITY                                                                            1,100               68
WESTAMERICA BANCORPORATION                                                               1,000               87


WILMINGTON TRUST                                                                         1,500              82
---------------------------------------------------------------------------------------------------------------
                                                                                                           322
---------------------------------------------------------------------------------------------------------------
REAL ESTATE/REITS - 1.2%
LASALLE PARTNERS*                                                                       10,700              374
---------------------------------------------------------------------------------------------------------------
                                                                                                           374
---------------------------------------------------------------------------------------------------------------
Total Finance (Cost $2,921)                                                                              3,288
---------------------------------------------------------------------------------------------------------------
HEALTHCARE - 4.6%
DRUGS & HEALTH CARE - 4.6%
BERGEN BRUNSWIG                                                                          4,200              170
BEVERLY ENTERPRISES*                                                                     5,800              101
BINDLEY WESTERN INDUSTRIES                                                               3,200               89
HILLENBRAND INDUSTRIES                                                                   1,000               45
ICN PHARMACEUTICALS                                                                      5,600              275
OCULAR SCIENCES*                                                                         7,000              162
SULZER MEDICA-SPONS ADR*                                                                 7,500              198
VIVUS                                                                                    3,000              113
XOMED SURGICAL PRODUCTS*                                                                11,000              218
---------------------------------------------------------------------------------------------------------------
                                                                                                         1,371
---------------------------------------------------------------------------------------------------------------
Total Healthcare (Cost $1,138)                                                                           1,371
---------------------------------------------------------------------------------------------------------------
MISCELLANEOUS - 2.5%
DIVERSIFIED COMPANIES - 2.5%
ACCUSTAFF*                                                                               1,800              56
SEQUENT COMPUTER SYSTEMS*                                                               28,000             695
--------------------------------------------------------------------------------------------------------------
                                                                                                           751
--------------------------------------------------------------------------------------------------------------
Total Miscellaneous (Cost $815)                                                                            751
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 14.7%
COMPUTERS/NETWORKING - 4.6%
BAY NETWORKS*                                                                           11,600              448
BOX HILL SYSTEMS*                                                                        8,000              140
IOMEGA*                                                                                  7,600              198
SILICON GRAPHICS*                                                                        7,000              184
STRUCTURAL DYNAMICS RESEARCH*                                                            5,000              128
VIEWLOGIC SYSTEMS*                                                                      11,200              267
--------------------------------------------------------------------------------------------------------------
                                                                                                         1,365
--------------------------------------------------------------------------------------------------------------
ELECTRONICS & INSTRUMENT - 3.1%
FLEXTRONICS INTERNATIONAL LIMITED*                                                       5,000              238
GALILEO INTERNATIONAL*                                                                  11,700              327
JETFAX*                                                                                 11,000               94
KENT ELECTRONICS*                                                                        5,100              201
TECH DATA*                                                                               1,000               46
VIVID TECHNOLOGIES*                                                                      2,000               31
--------------------------------------------------------------------------------------------------------------
                                                                                                           937
--------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES - 3.5%
AEHR TEST SYSTEMS*                                                                       5,000               89
CADENCE DESIGN SYSTEMS*                                                                  1,800               96
HMT TECHNOLOGY*                                                                          5,000               78
HON INDUSTRIES                                                                           1,000               58
INGRAM MICRO *                                                                           3,100               84
PIERCE LEAHY*                                                                            2,900               79
STORAGE TECHNOLOGY*                                                                      4,700              225
SUN MICROSYSTEMS*                                                                        4,000              187


  WALLACE COMPUTER SERVICES                                                              4,100              151
  --------------------------------------------------------------------------------------------------------------
                                                                                                          1,047
  -------------------------------------------------------------------------------------------------------------
  SOFTWARE/SOFTWARE SERVICE - 3.5%
  AT HOME CORPORATION - SERIES A*                                                        1,000               23
  AXENT TECHNOLOGIES*                                                                    3,000               62
  ELECTRONIC ARTS*                                                                       4,000              155
  INSO*                                                                                  4,000               50
  INTUIT*                                                                                8,000              256
  SIMULATION SCIENCES*                                                                   3,000               59
  SOFTWARE ARTISTRY*                                                                     2,000               27
  SYMANTEC*                                                                             18,000              409
  -------------------------------------------------------------------------------------------------------------
                                                                                                          1,041
  -------------------------------------------------------------------------------------------------------------
  Total Technology (Cost $4,124)                                                                          4,390
  -------------------------------------------------------------------------------------------------------------
  TRANSPORTATION - 4.7%
  TRANSPORTATION - 4.7%
  ARNOLD INDUSTRIES                                                                      5,000              117
  CNF TRANSPORTATION                                                                     4,500              196
  ROADWAY EXPRESS                                                                        4,000              109
  SEACOR MOLDINGS*                                                                         600               37
  SOUTHWEST AIRLINES                                                                    15,400              492
  USFREIGHTWAYS                                                                         10,000              336
  YELLOW*                                                                                3,000               98
  -------------------------------------------------------------------------------------------------------------
                                                                                                          1,385
  -------------------------------------------------------------------------------------------------------------
  Total Transportation (Cost $1,251)                                                                      1,385
  -------------------------------------------------------------------------------------------------------------
  UTILITIES - 3.7%
  UTILITIES-ELECTRICAL - 0.3%
  HOUSTON INDUSTRIES                                                                     3,800               83
  -------------------------------------------------------------------------------------------------------------
                                                                                                             83
  -------------------------------------------------------------------------------------------------------------
  UTILITIES-NATURAL GAS UTILITIES - 3.4%
  COLUMBIA GAS SYSTEM                                                                    3,400              238
  NICOR                                                                                 10,300              386
  PEOPLES ENERGY                                                                        10,800              407
  -------------------------------------------------------------------------------------------------------------
                                                                                                          1,031
  -------------------------------------------------------------------------------------------------------------
  Total Utilities (Cost $1,087)                                                                           1,114
  -------------------------------------------------------------------------------------------------------------
    Total Common Stock
      (Cost $25,938)                                                                                     28,102
  -------------------------------------------------------------------------------------------------------------
  Repurchase Agreement - 6.1%
  Lehman Brothers
    5.36%, dated 09/30/97, matures 10/01/97, repurchase price
    $1,817,747 (collateralized by U.S. Government Obligations: total
    market value $1,873,443)                                                           $ 1,817          $ 1,817
  -------------------------------------------------------------------------------------------------------------
  Total Repurchase Agreement
  (Cost $1,817)                                                                                           1,817
  -------------------------------------------------------------------------------------------------------------
  Total Investments - 100.5%
  (Cost $27,755)                                                                                         29,919
  -------------------------------------------------------------------------------------------------------------

*   - Non-income producing security
(A) - Tri-party repurchase agreement
ADR - American Depository Receipt
Cl  - Class

  STATEMENT OF NET ASSETS
  As of September 30, 1997
  PBHG - SMALL CAP VALUE

  -----------------------------------------------------------------------------------------------------
                                                                                                Market
  Description                                                                   Shares      Value (000)
  -----------------------------------------------------------------------------------------------------
  Common Stocks-88.6%
  BASIC MATERIALS-9.0%
  NON-FERROUS METALS & MINING-3.7%
  COMMONWEALTH INDUSTRIES                                                       70,000          $ 1,348
  MUELLER INDUSTRIES*                                                           14,100              641
  TITANIUM METALS*                                                               5,000              186
  -----------------------------------------------------------------------------------------------------
                                                                                                  2,175
  -----------------------------------------------------------------------------------------------------
  PAPER-0.2%
  JEFFERSON SMURFIT*                                                             5,600              112
  -----------------------------------------------------------------------------------------------------
                                                                                                    112
  -----------------------------------------------------------------------------------------------------
  SPECIALTY CHEMICALS-0.4%
  LUBRIZOL                                                                       6,100              256
  -----------------------------------------------------------------------------------------------------
                                                                                                    256
  -----------------------------------------------------------------------------------------------------
  STEEL-4.7%
  NS GROUP*                                                                     34,600            1,120
  OREGON STEEL MILLS                                                            34,600              938
  SCHNITZER STEEL INDUSTRIES, CL A                                              14,000              471
  SHAW GROUP*                                                                   12,800              281
  -----------------------------------------------------------------------------------------------------
                                                                                                  2,810
  -----------------------------------------------------------------------------------------------------
  Total Basic Materials (Cost $5,114)                                                             5,353
  -----------------------------------------------------------------------------------------------------
  CAPITAL GOODS-15.8%
  AEROSPACE & EQUIPMENT-3.3%
  AAR                                                                           34,800            1,161
  PRECISION CASTPARTS                                                            1,500               98
  RMI TITANIUM*                                                                 10,900              273
  WYMAN-GORDAN COMPANY*                                                         17,000              446
  -----------------------------------------------------------------------------------------------------
                                                                                                  1,978
  -----------------------------------------------------------------------------------------------------
  BUILDING & CONSTRUCTION-2.4%
  CENTEX                                                                         3,800              222
  LONE STAR INDUSTRIES                                                          12,700              686
  U S G*                                                                        10,800              517
  -----------------------------------------------------------------------------------------------------
                                                                                                  1,425
  -----------------------------------------------------------------------------------------------------
  ELECTRICAL & ELECTRONIC-6.5%
  BARRINGER TECHNOLOGIES                                                        89,400              950
  ESSEX INTERNATIONAL*                                                          75,000            2,887
  -----------------------------------------------------------------------------------------------------
                                                                                                  3,837
  -----------------------------------------------------------------------------------------------------
  MACHINERY & INSTRUMENTATION-3.2%
  CHICAGO BRIDGE & IRON-NY SHR                                                   8,400              174
  DENISON INTL PLC-ADR*                                                         12,000              228
  GORMAN-RUPP                                                                    2,300               46
  JLK DIRECT DISTRIBUTION, CL A*                                                14,200              425
  MANITOWOC                                                                     10,200              364
  MSC INDUSTRIAL DIRECT*                                                         6,800              313
  TRINITY INDUSTRIES                                                             7,100              343
  -----------------------------------------------------------------------------------------------------
                                                                                                  1,893
  -----------------------------------------------------------------------------------------------------
  POLLUTION CONTROLS-0.4%
  KENNAMETAL                                                                     5,100              247
  -----------------------------------------------------------------------------------------------------
                                                                                                    247
  -----------------------------------------------------------------------------------------------------
  Total Capital Goods (Cost $9,172)                                                               9,380
  -----------------------------------------------------------------------------------------------------
  COMMUNICATIONS SERVICES-0.8%
  UTILITIES-TELECOMMUNICATIONS-0.8%


  TOWER SEMICONDUCTOR LIMITED*                                                    22,400           445
  ----------------------------------------------------------------------------------------------------
                                                                                                   445
  ----------------------------------------------------------------------------------------------------
  Total Communications Services (Cost $397)                                                        445
  ----------------------------------------------------------------------------------------------------
  CONSUMER CYCLICAL-11.3%
  AUTO & RELATED-0.6%
  INTERNATIONAL TOTAL SERVICES*                                                   18,000           275
  SUPERIOR INDUSTRIES INTERNATIONAL                                                4,200           116
  ----------------------------------------------------------------------------------------------------
                                                                                                   391
  ----------------------------------------------------------------------------------------------------
  FURNITURE/APPLIANCES-0.5 %
  O'SULLIVAN INDUSTRIES HOLDINGS*                                                 22,900           286
  ----------------------------------------------------------------------------------------------------
                                                                                                   286
  ---------------------------------------------------------------------------------------------------
  LEISURE TIME-0.6%
  ROYAL CARIBBEAN CRUISES LIMITED                                                  6,000           262
  SERVICO*                                                                         3,900            67
  ----------------------------------------------------------------------------------------------------
                                                                                                   329
  ----------------------------------------------------------------------------------------------------
  PRINTING & PUBLISHING-0.5%
  SAFEGUARD SCIENTIFICS*                                                          10,400           304
  ----------------------------------------------------------------------------------------------------
                                                                                                   304
  ----------------------------------------------------------------------------------------------------
  RESTAURANTS-0.5 %
  SONIC*                                                                          11,000           308
  ----------------------------------------------------------------------------------------------------
                                                                                                   308
  ----------------------------------------------------------------------------------------------------
  RETAIL-DEPARTMENT STORES-2.5%
  CROSS-CONTINENT AUTO RETAILERS*                                                 17,700           238
  FOOTSTAR*                                                                       19,200           517
  MEYER (FRED)*                                                                    5,500           293
  NOVEL DENIM HOLDINGS STK*                                                        6,000           162
  STEIN MART*                                                                      8,000           262
  ----------------------------------------------------------------------------------------------------
                                                                                                 1,472
  ----------------------------------------------------------------------------------------------------
  RETAIL-SPECIALTY-5.4 %
  CLAIRE'S STORES                                                                  3,200            72
  FAMILY DOLLAR STORES                                                             5,600           128
  HANCOCK FABRICS                                                                 22,250           299
  MAC FRUGALS BARGAINS CLOSE*                                                     22,200           677
  MAXIM GROUP*                                                                    26,900           437
  PROFFITTS*                                                                       3,200           190
  ROSS STORES                                                                      3,000           102
  SHOPKO STORES                                                                   30,300           788
  WINDMERE                                                                        20,600           490
  ----------------------------------------------------------------------------------------------------
                                                                                                 3,183
  ----------------------------------------------------------------------------------------------------
  RUBBER-0.2%
  COOPER TIRE AND RUBBER                                                           4,700           125
  ----------------------------------------------------------------------------------------------------
                                                                                                   125
  ----------------------------------------------------------------------------------------------------
  TEXTILES & APPAREL-0.5%
  TEFRON LTD STK*                                                                 15,000           300
  ----------------------------------------------------------------------------------------------------
                                                                                                   300
  ----------------------------------------------------------------------------------------------------
  Total Consumer Cyclical (Cost $6,176)                                                          6,698
  ----------------------------------------------------------------------------------------------------
  CONSUMER STAPLES-2.1%
  FOOD, HOUSE & PERSONAL PRODUCTS-0.8%
  PILGRIMS PRIDE                                                                  12,800           190
  PRIME MEDICAL SERVICES*                                                         18,000           252
  ----------------------------------------------------------------------------------------------------
                                                                                                   442
  ----------------------------------------------------------------------------------------------------
  TOBACCO-1.3%
  JR CIGAR*                                                                       16,300           570
  UNIVERSAL - VIRGINIA                                                             6,000           218
  ----------------------------------------------------------------------------------------------------
                                                                                                   788
  ----------------------------------------------------------------------------------------------------
  Total Consumer Staples (Cost $980)                                                             1,230
  ----------------------------------------------------------------------------------------------------
  ENERGY-1.7%

  GEOPHYSICAL SERVICE COMPANY-0.3%
  VERITAS DGC*                                                                     3,900           166
  ----------------------------------------------------------------------------------------------------
                                                                                                   166
  ----------------------------------------------------------------------------------------------------
  NATURAL GAS PIPELINES-0.1 %
  CAL DIVE INTERNATIONAL*                                                          2,000            74
  ----------------------------------------------------------------------------------------------------
                                                                                                    74
  ----------------------------------------------------------------------------------------------------
  OIL & GAS PIPELINES - 0.5%
  VALERO ENERGY*                                                                  10,000           328
  ----------------------------------------------------------------------------------------------------
                                                                                                   328
  ----------------------------------------------------------------------------------------------------
  OIL & GAS SERVICES-0.5%
  COMSTOCK RESOURCES*                                                             10,900           126
  MIDCOAST ENERGY RESOURCES                                                        5,400           111
  TUBOSCOPE*                                                                       2,000            63
  ----------------------------------------------------------------------------------------------------
                                                                                                   300
  ----------------------------------------------------------------------------------------------------
  OIL REFINING & MARKETING-0.1%
  TESORO PETROLEUM*                                                                2,600            47
  ----------------------------------------------------------------------------------------------------
                                                                                                    47
  ----------------------------------------------------------------------------------------------------
  OILS-DOMESTIC-0.2%
  OCEANEERING INTERNATIONAL*                                                       4,700           112
  ----------------------------------------------------------------------------------------------------
                                                                                                   112
  ----------------------------------------------------------------------------------------------------
  Total Energy (Cost $874)                                                                       1,027
  ----------------------------------------------------------------------------------------------------
  FINANCE-16.3%
  FINANCE-INSURANCE-4.2%
  ALLIED GROUP                                                                     6,200           315
  CMAC INVESTMENT                                                                  4,200           225
  EXEL LIMITED                                                                     4,400           262
  HCC INSURANCE HOLDINGS COMPANY                                                   1,700            45
  HSB GROUP                                                                        9,000           501
  LIBERTY FINANCIAL COMPANIES                                                     13,700           719
  MERCURY GENERAL                                                                  5 000           438
  ----------------------------------------------------------------------------------------------------
                                                                                                 2,505
  ----------------------------------------------------------------------------------------------------
  FINANCE-INVESTMENT-0.6 %
  ARM FINANCIAL GROUP*                                                            14,200           338
  ----------------------------------------------------------------------------------------------------
                                                                                                   338
  ----------------------------------------------------------------------------------------------------
  FINANCE-MONEY CENTER BANKS-6.2%
  BAYONNE BANCSHARES                                                              34,000           425
  CITY NATIONAL                                                                    3,200           102
  COAST SAVINGS FINANCIAL*                                                         8,900           467
  FIRST COMMONWEALTH FINANCIAL                                                     7,200           157
  FIRST ESSEX BANCORP INC STK                                                     28,000           571
  FIRST INTERNATIONAL BANCORP*                                                    15,000           269
  ML BANCORP                                                                      35,000           958
  PROVIDENT BANKSHARES                                                            11,300           644
  SOVEREIGN BANCORP                                                                5,000            88
  ----------------------------------------------------------------------------------------------------
                                                                                                 3,681
  ----------------------------------------------------------------------------------------------------
  FINANCE-OTHER-0.8%
  ORION CAPITAL                                                                    3,000           136
  SIS BANCORP                                                                     10,100           351
  ----------------------------------------------------------------------------------------------------
                                                                                                   487
  ----------------------------------------------------------------------------------------------------
  FINANCE-REGIONAL BANKS 2.5%
  ALBANK FINANCIAL                                                                 5,300           224
  COLONIAL BANCGROUP                                                               2,700            78
  FFY FINANCIAL                                                                    9,000           251
  HAMILTON BANK*                                                                   4,400           121
  JACKSONVILLE BANCORP                                                            20,000           345
  MEDFORD SAVINGS BANK                                                             7,700           277
  PRIME BANCSHARES*                                                                8,500           161


  TRUSTCO BANK                                                                     1,200            33
  ----------------------------------------------------------------------------------------------------
                                                                                                 1,490
  ----------------------------------------------------------------------------------------------------
  REAL ESTATE/REITS-2.0%
  COLONIAL PROPERTIES TRUST                                                       10,700           320
  CROSSMAN COMMUNITIES*                                                           31,000           701
  LASALLE PARTNERS*                                                                4,000           140
  ----------------------------------------------------------------------------------------------------
                                                                                                 1,161
  ----------------------------------------------------------------------------------------------------
  Total Finance (Cost $8,427)                                                                    9,662
  ----------------------------------------------------------------------------------------------------
  HEALTHCARE-6.3%
  DRUGS & HEALTH CARE-6.3%
  BEVERLY ENTERPRISES*                                                            37,700           655
  BINDLEY WESTERN INDUSTRIES                                                      13,500           377
  EAGLE GEOPHYSICAL*                                                               3,000            59
  JONES MEDICAL INDUSTRIES                                                        14,000           441
  OCULAR SCIENCES*                                                                13,000           301
  PHYMATRIX*                                                                      35,000           525
  RESPIRONICS*                                                                    13,000           357
  SULZER MEDICA-SPONS ADR*                                                         5,000           132
  VIVUS*                                                                          14,000           525
  XOMED SURGICAL PRODUCTS*                                                        18,000           358
  ----------------------------------------------------------------------------------------------------
                                                                                                 3,730
  ----------------------------------------------------------------------------------------------------
  Total Healthcare (Cost $3,323)                                                                 3,730
  ----------------------------------------------------------------------------------------------------
  MISCELLANEOUS-3.2%
  DIVERSIFIED COMPANIES-1.6%
  SEQUENT COMPUTER SYSTEMS*                                                       39,000           968
  ----------------------------------------------------------------------------------------------------
                                                                                                   968
  ----------------------------------------------------------------------------------------------------
  MISCELLANEOUS-1.6 %
  PARTY CITY*                                                                      4,000           105
  PRIME HOSPITALITY*                                                              37,300           841
  ----------------------------------------------------------------------------------------------------
                                                                                                   946
  ----------------------------------------------------------------------------------------------------
  Total Miscellaneous (Cost $1,840)                                                              1,914
  ----------------------------------------------------------------------------------------------------
  TECHNOLOGY-13.0%
  COMPUTERS/NETWORKING-0.5%
  STRUCTURAL DYNAMICS RESEARCH*                                                    5,000           128
  VIEWLOGIC SYSTEMS*                                                               6,000           143
  ----------------------------------------------------------------------------------------------------
                                                                                                   271
  ----------------------------------------------------------------------------------------------------
  ELECTRONICS & INSTRUMENT-5.0%
  CABLE DESIGN TECHNOLOGIES*                                                       6,800           259
  FLEXTRONICS INTERNATIONAL LIMITED*                                              13,000           619
  JETFAX*                                                                         42,000           357
  KENT ELECTRONICS*                                                               13,900           549
  MELITA INTERNATIONAL*                                                           12,000           141
  METHODE ELECTRONICS CL A                                                         3,500            90
  METRIKA SYSTEMS*                                                                 8,300           132
  S3*                                                                              9,000           106
  SUMMIT DESIGN*                                                                  13,000           231
  TRACOR*                                                                         12,000           369
  VIVID TECHNOLOGIES*                                                              7,000           109
  ----------------------------------------------------------------------------------------------------
                                                                                                 2,962
  ----------------------------------------------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES-3.8%
  AEHR TEST SYSTEMS*                                                              28,000           495
  DAISYTEK INTERNATIONAL*                                                          2,000            88
  HMT TECHNOLOGY*                                                                 30,000           471
  HON INDUSTRIES                                                                   4,000           232
  PIERCE LEAHY*                                                                   17,100           464
  WALLACE COMPUTER SERVICES                                                       14,100           519
  ----------------------------------------------------------------------------------------------------
                                                                                                 2,269
  ----------------------------------------------------------------------------------------------------


  SOFTWARE/SOFTWARE SERVICE-3.7%
  AMERICAN POWER CONVERSION*                                                   4,000               113
  AT HOME CORPORATION - SERIES A*                                              1,000                23
  AXENT TECHNOLOGIES*                                                          3,700                77
  COMPUCOM SYSTEMS*                                                           39,000               361
  INSO*                                                                        7,000                88
  SIMULATION SCIENCES*                                                        13,000               256
  SOFTWARE ARTISTRY*                                                          13,750               184
  SYMANTEC*                                                                   31,600               719
  VANSTAR*                                                                    23,500               357
  ----------------------------------------------------------------------------------------------------
                                                                                                 2,178
  ----------------------------------------------------------------------------------------------------
  Total Technology (Cost $7,012)                                                                 7,680
  ----------------------------------------------------------------------------------------------------
  TRANSPORTATION-7.5%
  TRANSPORTATION-7.5%
  AIRBORNE FREIGHT                                                             2,400               145
  AMERICAN FREIGHTWAYS*                                                       21,000               399
  ARKANSAS BEST*                                                              16,500               187
  ARNOLD INDUSTRIES                                                            7,000               164
  AVONDALE INDUSTRIES*                                                         3,000                79
  CNF TRANSPORTATION                                                           6,500               283
  CONSOLIDATED FREIGHTWAYS*                                                    2,500                44
  COVENANT TRANSPORTATION, CL A*                                              35,000               630
  GREENBRIER COMPANIES                                                        53,900               903
  GULFMARK OFFSHORE*                                                          11,000               380
  ROADWAY EXPRESS                                                             14,000               383
  SEACOR HOLDINGS*                                                             2,000               124
  USFREIGHTWAYS                                                               16,000               538
  YELLOW*                                                                      5,000               163
  ----------------------------------------------------------------------------------------------------
                                                                                                 4,422
  ----------------------------------------------------------------------------------------------------
  Total Transportation (Cost $3,948)                                                             4,422
  ----------------------------------------------------------------------------------------------------
  UTILITIES-1.6%
  UTILITIES-NATURAL GAS UTILITIES-1.6%
  BAY STATE GAS                                                                7,000               204
  CTG RESOURCES INC STK                                                        7,900               183
  PEOPLES ENERGY                                                              11,900               448
  WICOR                                                                        2,100                91
  ----------------------------------------------------------------------------------------------------
                                                                                                   926
  ----------------------------------------------------------------------------------------------------
  Total Utilities (Cost $916)                                                                      926
  ----------------------------------------------------------------------------------------------------
  Total Common Stock
  (Cost $48,179)                                                                                52,467
  ----------------------------------------------------------------------------------------------------
  Repurchase Agreement-6.3%
  Greenwich Agency
    6.03%, dated 09/30/97, matures 10/01/97,
    repurchase price $3,773,999 (collateralized by U.S. Government
    obligations: total market value $3,850,942)(A)                            $ 3,774          $ 3,774
  ----------------------------------------------------------------------------------------------------
  Total Repurchase Agreement
  (Cost $3,774)                                                                                  3,774
  ----------------------------------------------------------------------------------------------------
  Total Investments-94.9%
  (Cost $51,953)                                                                                56,241
  ----------------------------------------------------------------------------------------------------

* Non-income producing security
(A) - Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class

                                                            THE PBHG FUNDS, INC.
                                                                       Unaudited

Statement of Assets and Liabilities
September 30, 1997

                                                                         PBHG
                                                                   Mid-Cap Value
                                                                        Fund(1)
                                                                         (000)
                                                                   -------------
Assets:
  Investment securities (Cost $27,755)                                 $ 29,919
  Cash                                                                      107
  Accrued Income                                                             23
  Receivable for capital shares sold                                      1,148
  Receivable for investment securities sold                               1,027
                                                                       --------
  Total assets                                                           32,224
                                                                       --------
  Liabilities:
  Payable for investment securities purchased                             2,447
  Accrued Expenses                                                            8
                                                                       --------
  Total liabilities                                                       2,455
                                                                       --------
  Net Assets:
  Portfolio shares (authorized 200 million
  shares - $0.001 par value) based on
  2,081,818 outstanding shares of beneficial interest                    26,473
  Accumulated net investment loss                                            (4)
  Accumulated net realized gain on investments                            1,136
  Net unrealized appreciation on investments                              2,164
                                                                       --------
  Net assets                                                           $ 29,769
                                                                       ========
  Net Asset Value, Offering and Redemption Price Per Share             $  14.30
                                                                       ========


(1) PBHG Mid-Cap Value Fund commenced operations on May 1, 1997

The accompanying notes are an integral part of the financial statements.

                                                            THE PBHG FUNDS, INC.
                                                                      Unaudited

Statement of Assets and Liabilities
September 30, 1997


                                                                                 PBHG
                                                                           Small Cap Value
                                                                               Fund(1)
                                                                                (000)
                                                                             ------------
Assets:
Investment securities (Cost $37,626)                                           $56,241
Cash                                                                               355
Accrued Income                                                                      57
Receivable for capital shares sold                                               3,417
Receivable for investment securities sold                                        2,745
                                                                               -------
Total assets                                                                    62,815
                                                                               -------

Liabilities:
Payable for investment securities purchased                                      3,579
                                                                               -------
Total liabilities                                                                3,579
                                                                               -------
Net Assets:
Portfolio shares (authorized 200 million shares - $0.001 par value) based on
4,070,626 outstanding shares of beneficial interest                             52,562
Accumulated net investment income                                                    1
Accumulated net realized gain on investments                                     2,385
Net unrealized appreciation on investments                                       4,288
                                                                               -------
Net assets                                                                     $59,236
                                                                               =======
Net Asset Value, Offering and Redemption Price Per Share                       $ 14.55
                                                                               =======

(1) The PBHG Small Cap Value Fund commenced operations on May 1, 1997

    The accompanying notes are an integral part of the financial statements.


                                                           The PBHG Funds, Inc.
                                                                      Unaudited

Statement of Operations
For the period ended September 30, 1997


                                                                           PBHG                    PBHG
                                                                       Mid-Cap Value          Small Cap Value
                                                                          Fund(1)                 Fund(1)
                                                                         05/01/97                05/01/97
                                                                         09/30/97                09/30/97
                                                                           (000)                   (000)
                                                                           -----                   -----
Investment Income:
Dividends                                                                  $    37                $    77
Interest                                                                        22                     42
                                                                           -------                 ------
Total Investment Income                                                         59                    119
                                                                           -------                 ------
Expenses:
Investment Advisory Fees                                                        36                     79
Waiver of Investment Advisory Fees                                              (1)                    (1)
Administrative Fees                                                              6                     12
Custodian Fees                                                                   3                      5
Professional Fees                                                               --                     --
Transfer Agent Fees                                                             12                     14
Printing Fees                                                                    2                      1
Directors' Fees                                                                 --                     --
Registration and Filing Fees                                                     4                      7
Insurance and Other Fees                                                         1                      1
Amortization of Deferred Organizational Costs                                   --                     --
Princing Fees                                                                   --                     --
                                                                           -------                 ------
Total Expenses                                                                  63                    118
                                                                           -------                 ------
Net Investment Income (Loss)                                                    (4)               $     1
                                                                           -------                 ------
Net Realized Gain from Security Transactions                                 1,136                  2,386
Net Change in Unrealized Appreciation on Investments                         2,164                  4,288
                                                                           -------                 ------
Net Realized and Unrealized Gain on Investments                              3,300                  6,674
                                                                           -------                 ------
Increase in Net Assets Resulting from Operations                           $ 3,296                 $6,675
                                                                           =======                 ======

1 The PBHG Mid-Cap Value and Small Cap Value Funds commenced operations on May 1, 1997.

    The accompanying notes are an integral part of the financial statements.

                                                           The PBHG Funds, Inc.
                                                                      Unaudited

STATEMENT OF CHANGES IN NET ASSETS
For the period ended September 30, 1997

                                                                                  PBHG                 PBHG
                                                                              Mid-Cap Value       Small Cap Value
                                                                                 Fund(1)               Fund(1)
                                                                                05/01/97              05/01/97
                                                                                09/30/97              09/30/97
                                                                                  (000)                (000)
                                                                                 ------                -----
Investment Activities:
Net Investment Income (Loss)                                                    $     (4)             $      1
Net Realized Gain from Security Transactions                                       1,136                 2,385
Net Change in Unrealized Appreciation on Investments                               2,164                 4,288
                                                                                --------              --------
Net Increase in Net Assets Resulting from Operations                               3,296                 6,674
                                                                                --------              --------
Distributions to Shareholders:
Net Investment Income                                                               --                    --
Net Realized Gains                                                                  --                    --
                                                                                --------              --------
Total Distributions
Capital Share Transactions:                                                         --                    --
                                                                                --------              --------
Shares Issued                                                                     41,630                70,904
Shares issued in Lieu of Cash Distributions                                         --                    --
Shares Redeemed                                                                  (15,157)              (18,342)
                                                                                --------              --------
Increase in Net Assets Derived from Capital Share Transactions                    26,473                52,562
                                                                                --------              --------
Total Increase in Net Assets                                                      29,769                59,236
                                                                                --------              --------
Net Assets:
Beginning of Period                                                                  --                    --
                                                                                --------              --------
End of Period                                                                   $ 29,769              $ 59,236
                                                                                ========              ========
Shares Issued and Redeemed:
Shares Issued                                                                      3,249                 5,460
Shares Issued in Lieu of Cash Distributions                                          --                    --
Shares Redeemed                                                                   (1,167)               (1,389)
                                                                                --------              --------
Net Increase (Decrease) in Share Transactions                                      2,082                 4,071
                                                                                ========              ========


1 The PBHG Mid-Cap Value and Small Cap Value Funds commenced operations on
  May 1, 1997.

    The accompanying notes are an integral part of the financial statements.

Notes To Financial Statements                               The PBHG Funds, Inc.
As of September 30, 1997

1. Organization

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with fourteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Strategic Small Company Fund ("the Strategic Small Company Fund"), the PBHG International Fund (the "International Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The Fund is registered to offer two classes of shares, PBHG Class and Trust Class. Currently the Trust Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation - Investment securities of the Equity Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the mean between the most recent bid and asked prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities in the International Fund are valued based upon quotations from the primary market in which they are traded. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

Dividends - Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Federal Income Taxes - It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Net Asset Value Per Share - The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

Repurchase Agreements - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Foreign Currency Translation - The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Forward Foreign Currency Exchange Contracts - In connection with portfolio purchases and sales of securities denominated in a foreign currency, the PBHG International Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

All organizational costs incurred with the start up of the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund, the International Fund and the Cash Reserves Fund are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85 % of the average daily net assets of the Growth, Emerging Growth, Core Growth, Select Equity, Technology & Communications, Large Cap 20 and Mid-Cap Value Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 1.00% of the average daily net assets of the Limited, Small Cap Value, Strategic Small Company and International Funds, 0.65 % of the average daily net assets of the Large Cap Value Fund and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Strategic Small Company and International Fund, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets) to 1.50% for the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company and 2.25% for the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expenses rate of each Portfolio to exceed 1.50% for the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% for the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds and 2.25% for the International Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

Newbold's Asset Management, Inc. ("Newbold") serves as the sub-adviser to the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Newbold receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the Strategic Small Company Fund. Newbold receives no fees directly from the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the

Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund, and may periodically reduce its sub-advisory fee.

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of the Fund, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of the Fund in excess of $2.5 billion.

Prior to July 1, 1996, SEI Fund Resources acted as Administrator to the Funds. For it services prior to July 1, 1996, SKI Fund Resources received an annual fee with respect to each Portfolio equal to the greater of $75,000 or 0.20% of the average daily net assets of the Portfolio.

The Fund and SEI Financial Services Company (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services in connection with distribution of the PBHG Class. The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Trust Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Funds to the Distributor of up to 0.25% of the average daily net assets of the Trust Class shares. Currently only the Growth Fund has Trust Class shareholders.

DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. CoreStates Bank, N.A. serves as the custodian for the Growth Fund, the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund, and the Cash Reserves Fund. The Northern Trust Company serves as the custodian for the International Fund.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4. Investment Transactions
The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 1997 were as follows:

                                     Purchases               Sales
                                      (000)                  (000)
            Mid-Cap Value Fund        39,399                14,598
            Small Cap Value Fund      65,097                19,303

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios and the total cost of securities for Federal income tax purposes at September 30, 1997 are as follows:

                                                                                                  Total Cost
                                                                              Net of             of Securities
                                                                            Unrealized            for Federal
                               Unrealized             Unrealized           Appreciation/          Income Tax
                              Appreciation           Depreciation         (Depreciation)           Purposes
                                  (000)                  (000)                 (000)                 (000)
                              ------------           ------------         --------------           --------
Mid-Cap
Value Fund                        2,425                  (261)                 2,164                27,755
Small Cap
Value Fund                        4,938                  (650)                 4,288                51,953

5. Concentration of Credit Risk

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

                            PART C: OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)      Financial Statements:

         Part A - Prospectus:

         The Financial Highlights table concerning the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund
         are contained in the Supplement filed herewith.

         Part B - Statement of Additional Information:

         The following financial statements concerning each of the PBHG Mid-Cap Value Fund and the PBHG Small
         Cap Value Fund are filed herewith:

         Statement of Net Assets as of September 30, 1997
         Statement of Assets and Liabilities as of September 30, 1997
         Statement of Operations for the period ended September 30, 1997
         Notes to Financial Statements as of September 30, 1997

         The audited financial statements of The PBHG Funds, Inc. as of and for the fiscal year ended March
         31, 1997, are incorporated by reference into the Statement of Additional Information under "Financial
         Statements."

(b)      Exhibits:

         1(a)     Certificate of Incorporation(1)
         1(b)     Certificate of Amendment dated October 28, 1985(2)
         1(c)     Certificate of Amendment to Certificate of Incorporation(3)
         1(d)     Agreement and Articles of Merger of PBHG Growth Fund, Inc., a Maryland corporation(5)
         1(e)     Articles of Incorporation of The PBHG Funds, Inc.(5)
         1(f)     Articles of Amendment to the Articles  of Incorporation of The PBHG Funds, Inc., dated
                  November 12,  1993(6)
         1(g)     Articles of Amendment to the Articles of Incorporation of The PBHG Funds, Inc. dated May 5,
                  1994(7)
         1(h)     Articles of Amendment to the Articles of Incorporation of The PBHG Funds, Inc. dated December
                  28, 1995(12)
         1(i)     Articles of Amendment to the Articles of Incorporation of the PBHG Funds, Inc. dated June 30,
                  1997(17)
         1(j)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated May 25,
                  1994(7)
         1(k)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December
                  5, 1994(8)
         1(l)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December
                  9, 1994(8)
         1(m)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated August
                  21, 1995(16)
         1(n)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December
                  28, 1995(12)


         1(o)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December
                  28, 1995(12)
         1(p)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated May 20,
                  1996(13)
         1(q)     Articles Supplementary to the Articles of Incorporation of THE PBHG Funds, Inc. dated July 1,
                  1996(13)
         1(r)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated September
                  6, 1996(13)
         1(s)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated October
                  2, 1996(14)
         1(t)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated January
                  31, 1997(15)
         1(u)     Certificate of Correction dated October 30, 1997, with respect to Articles Supplementary dated
                  December 28, 1995
         1(v)     Certificate of Correction dated October 30, 1997, with respect to Articles Supplementary dated
                  October 2, 1996
         2        By-Laws(5)
         3        Voting trust agreement - none
         4        Specimen Common Stock Certificate(1)
         5(a)     Investment Advisory Agreement dated April 28, 1995 and Schedule A dated April 1, 1997(16)
         5(b)     Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of the
                  PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management
                  Company dated April 4, 1995(12)
         5(c)     Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of the
                  International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited
                  dated June 30, 1995(12)
         5(d)(1)  Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of
                  PBHG Large Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated December 16, 1996 (as revised effective May 1, 1997)(16)
         5(d)(2)  Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of
                  PBHG Strategic Small Company Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated December 16, 1996(16)
         5(d)(3)  Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of
                  PBHG Mid-Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management,
                  Inc. dated April 1, 1997(16)
         5(d)(4)  Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of
                  PBHG Small Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated April 1, 1997(16)
         6(a)     Distribution Agreement between The PBHG Funds, Inc. and SEI Financial Services Company
                  dated July 1, 1996 and Schedule A dated April 1, 1997(16)
         6(b)     Form of Selling Group Agreement(4)
         7        Bonus, profit sharing or pension plans - none
         8(a)     Custodian Agreement between The PBHG Funds, Inc., on behalf of the International Fund, and
                  The Northern Trust Company(16)
         8(b)     Custodian Agreement between The PBHG Funds, Inc. and CoreStates Bank, N.A. and Schedule
                  A dated April 1, 1997(16)
         9(a)     Transfer Agency Agreement between Registrant and Supervised Service Company dated December
                  16, 1993(6)
         9(b)     Administrative Services Agreement between The PBHG Funds, Inc. and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997(16)


         9(c)     Sub-Administrative Services Agreement between The PBHG Funds, Inc. and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997(16)
         9(d)(1)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Core Growth
                  Fund and Pilgrim Baxter & Associates, Ltd. dated September 24, 1996(14)
         9(d)(2)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Limited Fund and Pilgrim Baxter & Associates, Ltd. dated September 24, 1996(14)
         9(d)(3)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap 20
                  Fund and Pilgrim Baxter & Associates, Ltd. dated November 24, 1996(15)
         9(d)(4)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap
                  Value Fund and Pilgrim Baxter & Associates, Ltd. dated December 16, 1996(15)
         9(d)(5)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Strategic
                  Small Company Fund and Pilgrim Baxter & Associates, Ltd. dated December 16, 1996(15)
         9(d)(6)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG International
                  Fund and Pilgrim Baxter & Associates, Ltd. dated March 6, 1997(16)
         9(d)(7)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Mid-Cap
                  Value Fund and Pilgrim Baxter & Associates, Ltd. dated April 1, 1997(16)
         9(d)(8)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Small Cap
                  Value Fund and Pilgrim Baxter & Associates, Ltd. dated April 1, 1997(16)
         9(d)(9)  Form of Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of each
                  Portfolio with respect to its Advisor Class shares(17)
         10       Opinion of Counsel - not applicable
         11(a)    Consent of Arthur Andersen LLP
         11(b)    Consent of Coopers & Lybrand L.L.P.
         11(c)    Consent of Ballard Spahr Andrews & Ingersoll
         12       Financial Statements omitted from Part B - none
         13       Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant(2)
         14(a)    Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust(1)
         14(b)    Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined
                  Benefit Pension Plan and Trust (with Pairing Provisions)(1)
         14(c)    Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated
                  Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)
         14(d)    Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated
                  Defined Benefit Pension Plan and Trust(1)
         14(e)    Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated
                  Defined Benefit Pension Plan and Trust(1)
         14(f)    Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and
                  Trust(1)
         14(g)    Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase
                  Plan and Trust (with Pairing Provisions)(1)
         14(h)    Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan
                  and Trust (with Pairing Provisions)(1)
         14(i)    Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase
                  Plan and Trust(1)
         14(j)    Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing
                  Plan and Trust(1)
         14(k)    Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution
                  Agreement(1)
         14(l)    Form 5305-A, Individual Retirement Custodial Account(1)
         14(m)    Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement(1)
         14(n)    Amendment to Application for Investment Plans under a 403(b)(7) Plan(9)
         15       Plan pursuant to Rule 12b-1 with respect to Advisor Class shares(10)


         16       Schedule for computation of Performance Quotation provided in the Registration Statement(16)
         18       Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997(16)
         27       Financial Data Schedule

1        Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

2        Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

3        Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

4        Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

5        Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

6        Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement
         on Form N-1A      (File No. 2-99810).

7        Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

8        Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

9        Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

10       Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

11       Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

12       Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

13       Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

14       Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

15       Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

16       Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).


17       Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement
         on Form N-1A (File No. 2-99810).

Item 25. Persons Controlled by or under Common Control with Registrant

There are no persons that are controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities

         As of October 31, 1997:

         Title of Class                   Number of Record Holders

PBHG Class

PBHG Core Growth Fund                             20,815
PBHG Emerging Growth Fund                         73,652
PBHG Growth Fund                                 200,285
PBHG Large Cap Growth Fund                         9,553
PBHG Large Cap 20 Fund                             7,910
PBHG Limited Fund                                  8,983
PBHG Select Equity Fund                           23,711
PBHG Mid-Cap Value Fund                            1,560
PBHG Large Cap Value Fund                          2,697
PBHG Small Cap Value Fund                          2,689
PBHG International Fund                            3,397
PBHG Strategic Small Company Fund                  6,633
PBHG Technology & Communications Fund             34,807
PBHG Cash Reserves Fund                            8,585

Advisor Class

PBHG Growth Fund                                      44

Item 27. Indemnification

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the

Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The By-Laws of the Registrant include the following:

                                   ARTICLE VI

                                 Indemnification

                      "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.

Item 28. Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


        Name and Position with                                                            Connection with Other
   Pilgrim Baxter & Associates, Ltd.              Name of Other Company                          Company
   ---------------------------------              ---------------------                   ---------------------

Harold J. Baxter                                   PBHG Fund Services                            Trustee
Director, Chairman & Chief
Executive Officer                                United Asset Management                     Member, Board of
                                                       Corporation                              Directors

                                               Newbold's Asset Management,                Director, Chairman and
                                                          Inc.                           Chief Executive Officer

Gary L. Pilgrim                                    PBHG Fund Services                            Trustee
Director, President, Treasurer &
Chief Investment Officer


Brian F. Bereznak                                  PBHG Fund Services                     President and Trustee
Chief Operating Officer
(from 1989 through 1996)                       Newbold's Asset Management,                       Director
                                                          Inc.

Eric C. Schneider                              Newbold's Asset Management,               Chief Financial Officer
Chief Financial Officer                                   Inc.



John M. Zerr                                   Newbold's Asset Management,            General Counsel and Secretary
General Counsel and Secretary                             Inc.



           Name and Position
         with Newbold's Asset                                                             Connection with Other
           Management, Inc.                       Name of Other Company                          Company
         --------------------                     ---------------------                   ---------------------

Harold J. Baxter                            Pilgrim Baxter & Associates, Ltd.           Director, Chairman & Chief
Director, Chairman and                                                                      Executive Officer
Chief Executive Officer
                                                   PBHG Fund Services                            Trustee

                                                 United Asset Management                Member, Board of Directors
                                                       Corporation



Brian F. Bereznak                           Pilgrim Baxter & Associates, Ltd.            Chief Operating Officer
Director                                                                                 (from 1989 through 1996)

                                                   PBHG Fund Services                     President and Trustee




Gary L. Pilgrim                             Pilgrim Baxter & Associates, Ltd.        Director, President, Treasurer &
Director                                                                                 Chief Investment Officer

                                                   PBHG Fund Services                            Trustee




James Farrell                                             None                                     None
Chief Investment Officer

David W. Jennings                           Pilgrim Baxter & Associates, Ltd.           Director of Client Service
President & Chief
Operating Officer


Eric C. Schneider                           Pilgrim Baxter & Associates, Ltd.            Chief Financial Officer
Chief Financial Officer



John M. Zerr                                Pilgrim Baxter & Associates, Ltd.         General Counsel and Secretary
General Counsel and
Secretary



The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File No. 801-34926).

The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29. Principal Underwriters

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for:


SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI International Trust                             August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991

The Pillar Funds                                    February 28, 1992
CUFund                                              May 1, 1992
STI Classic Funds                                   May 29, 1992
CoreFunds, Inc.                                     October 30, 1992
First American Funds, Inc.                          November 1, 1992
First American Investment Funds, Inc.               November 1, 1992
The Arbor Fund                                      January 28, 1993
Boston 1784 Funds (R)                               June 1, 1993
MarquisSM Funds                                     August 17, 1993
Morgan Grenfell Investment Trust                    January 3, 1994
The Achievement Funds Trust                         December 27, 1994
Bishop Street Funds                                 January 27, 1995
CrestFunds, Inc.                                    March 1, 1995
STI Classic Variable Trust                          August 18, 1995
Ark Funds                                           November 1, 1995
Monitor Funds                                       January 11, 1996
FMB Funds, Inc.                                     March 1, 1996
SEI Asset Allocation Trust                          April 1, 1996
TIP Funds                                           April 28, 1996
SEI Institutional Investments Trust                 June 14, 1996
First American Strategy Funds, Inc.                 October 1, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
PBHG Insurance Series Fund, Inc.                    April 1, 1997
Expedition Funds                                    June 9, 1997

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.


                                             Positions and Offices                      Positions and Offices
        Name                                   with Underwriter                            with Registrant
        ----                                 ---------------------                      ---------------------

Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                     --

Henry H. Greer                   Director, President & Chief Operating Officer                    --

Carmen V. Romeo                  Director, Executive Vice President, President -                  --
                                 Investment Advisory Group

Gilbert L. Beebower              Executive Vice President                                         --

Richard B. Lieb                  Executive Vice President, President -- Investment                --
                                 Services Division




Leo J. Dolan, Jr.                Senior Vice President                                            --

Carl A. Guarino                  Senior Vice President                                            --

Larry Hutchinson                 Senior Vice President                                            --

David G. Lee                     Senior Vice President                                            --

Jack May                         Senior Vice President                                            --

A. Keith McDowell                Senior Vice President                                            --

Dennis J. McGonigle              Executive Vice President                                         --

Hartland J. McKeown              Senior Vice President                                            --

Barbara J. Moore                 Senior Vice President                                            --

Kevin P. Robins                  Senior Vice President, General Counsel & Secretary        Vice President &
                                                                                          Assistant Secretary


Robert Wagner                    Senior Vice President                                            --

Patrick K. Walsh                 Senior Vice President                                            --

Marc H. Cahn                     Vice President & Assistant Secretary                             --

Robert Crudup                    Vice President & Managing Director                               --

Vic Galef                        Vice President & Managing Director                               --

Kim Kirk                         Vice President & Managing Director                               --

John Krzeminski                  Vice President & Managing Director                               --

Carolyn McLaurin                 Vice President &Managing Director                                --

Donald Pepin                     Vice President & Managing Director                               --

Mark Samuels                     Vice President & Managing Director                               --

Wayne M. Withrow                 Vice President & Managing Director                               --

Robert Aller                     Vice President                                                   --

Gordon W. Carpenter              Vice President                                                   --

Todd Cipperman                   Vice President & Assistant Secretary                             --

Barbara Doyne                    Vice President                                                   --

Jeff Drennen                     Vice President                                                   --

Kathy Heilig                     Vice President & Treasurer                                       --

Michael Kantor                   Vice President                                                   --

Samuel King                      Vice President                                                   --

Joanne Nelson                    Vice President                                                   --

W. Kelso Morrill                 Vice President                                                   --


Barbara A. Nugent                Vice President & Assistant Secretary                      Vice President &
                                                                                          Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                      Vice President &
                                                                                          Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                             --

Kim Rainey                       Vice President                                                   --

Steve Smith                      Vice President                                                   --

Daniel Spaventa                  Vice President                                                   --

Kathryn L. Stanton               Vice President & Assistant Secretary                      Vice President &
                                                                                          Assistant Secretary

James Dougherty                  Director of Brokerage Services                                   --



c.  None.

Item 30. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a1(a); 31a-1(b)(1), (2)(a) and (b), (3), (6),
         (8), (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         CoreStates Bank, N.A.              The Northern Trust Company
         Broad and Chestnut Streets         50 South LaSalle Street
         P.O. Box 7618                      Chicago, IL 60675
         Philadelphia, PA 19101

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

         Pilgrim Baxter & Associates, Ltd.      Murray Johnstone
         1255 Drummers Lane, Suite 300          International Limited
         Wayne, PA 19087                        11 West Nile Street
                                                Glasgow, Scotland G12PX

         Wellington Management Company, LLP     Newbold's Asset Management, Inc.
         75 State Street                        950 Haverford Road
         Boston, MA 02109                       Bryn Mawr, PA 19010

Item 31. Management Services:  None.

Item 32. Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this filing meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 14th day of November, 1997.

                                        THE PBHG FUNDS, INC.

                                        Registrant

                                        By:/s/ Harold J. Baxter
                                           ------------------------------------
                                           Harold J. Baxter
                                           Chairman and Chief Executive Officer
ATTEST:

/s/ Brian F. Bereznak
----------------------------------
Brian F. Bereznak, Vice President
and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Harold J. Baxter                Chairman, Chief
----------------------------        Executive Officer
Harold J. Baxter                    and Director                        November 14, 1997

*                                   Director                            ------------
----------------------------
John R. Bartholdson

*                                   Director                            ------------
----------------------------
Jettie M. Edwards

*                                   Director                            ------------
----------------------------
Albert A. Miller

*                                   Chief Financial
----------------------------        Officer and Controller              ------------
Stephen G. Meyer


* By: /s/ Harold J. Baxter                                              November 14, 1997
     -----------------------
     (Attorney-in-Fact)
     Harold J. Baxter

                                POWER OF ATTORNEY
                                -----------------

         We, the undersigned Directors of The PBHG Funds, Inc. (the "Company"), whose signatures appear below, hereby make, constitute and appoint Harold J. Baxter, John M. Zerr and William H. Rheiner, and each of them acting individually, to be our true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in each undersigned Director's capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Company to comply with the Securities Act of 1933, as amended, including any and all pre-effective and post-effective amendments to the Company's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of common stock of the Company or any of its series or classes thereof, and the registration of the Company or any of its series under the Investment Company Act of 1940, as amended, including any and all amendments to the Company's registration statement; and without limitation of the foregoing, the power and authority to sign the name of the Company on its behalf, and to sign the name of each such Director on his or her behalf, and we hereby grant to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as if we might or could do personally in our capacity as aforesaid and we ratify, confirm and approve all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his and her signatures as the same may be signed by said attorney or attorneys.

SIGNATURE                            TITLE                            DATE
---------                            -----                            ----

/s/ Harold J. Baxter                 Director                       10/10/97
---------------------------                                         --------
Harold J. Baxter

/s/ John R. Bartholdson              Director                       10/10/97
---------------------------                                         --------
John R. Bartholdson

/s/ Jettie M. Edwards                Director                       10/10/97
---------------------------                                         --------
Jettie M. Edwards

/s/ Albert A. Miller                 Director                       10/10/97
---------------------------                                         --------
Albert A. Miller

                   REPRESENTATION OF COUNSEL PURSUANT TO RULE
                     485(b) UNDER THE SECURITIES ACT OF 1933

         We hereby represent that Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of The PBHG Funds, Inc. (File No. 2-99810) filed with the Securities and Exchange Commission under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 (File No. 811-4391) contains no disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


                                         /s/ Ballard Spahr Andrews & Ingersoll
                                         ---------------------------------------
                                         Ballard Spahr Andrews & Ingersoll

                                POWER OF ATTORNEY
                                -----------------

         We, the undersigned Officers of The PBHG Funds, Inc. (the "Company"), whose signatures appear below, hereby make, constitute and appoint Harold J. Baxter, John M. Zerr and William H. Rheiner, and each of them acting individually, to be our true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in each undersigned Officer's capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Company to comply with the Securities Act of 1933, as amended, including any and all pre-effective and post-effective amendments to the Company's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of common stock of the Company or any of its series under the Investment Company Act of 1940, as amended, including any and all amendments to the Company's registration statement; and without limitation of the foregoing, the power and authority to sign the name of the Company on its behalf, and to sign the name of each such Officer on his behalf and we grant to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as if we might or could do personally in our capacity as aforesaid and we ratify, confirm and approve all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his signatures as the same may be signed by said attorney or attorneys.

SIGNATURE                          TITLE                                 DATE
---------                          -----                                 ----

/s/ Harold J. Baxter               Chairman and Chief                   10/10/97
--------------------------          Executive Officer                   --------
Harold J. Baxter

/s/ Brian F. Bereznak              Vice President and                   10/10/97
--------------------------         Assistant Secretary                  --------
Brian F. Bereznak

/s/ Stephen G. Meyer               Chief Financial Officer              10/10/97
--------------------------         and Controller                       --------
Stephen G. Meyer


                                  EXHIBIT LIST

         Exhibit Number             Description
         --------------             -----------

         1(u)                       Certificate of Correction dated October 30, 1997, with respect to Articles
                                    Supplementary dated December 28, 1995

         1(v)                       Certificate of Correction dated October 30, 1997, with respect to Articles
                                    Supplementary dated October 2, 1996

         11(a)                      Consent of Arthur Andersen LLP

         11(b)                      Consent of Coopers & Lybrand L.L.P.

         11(c)                      Consent of Ballard Spahr Andrews & Ingersoll

         17                         Financial Data Schedule